Concentrations of Risk - Schedule of Vendor Concentration (Details) - MYR (RM)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Vendor A [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 12,126,712	RM 5,921,587
Percentage of cost of sales	25.04%	23.29%
Accounts payable, trade	RM 36,105	RM 1,524,410
Vendor B [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 19,646,143	RM 9,439,337
Percentage of cost of sales	40.56%	37.13%
Accounts payable, trade	RM 232,950	RM 809,447
Vendor Concentration [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 31,772,855	RM 15,360,924
Percentage of cost of sales	60.60%	60.42%
Accounts payable, trade	RM 269,055	RM 2,333,857